Expense Example - WisdomTree Private Credit and Alternative Income Digital Fund - WisdomTree Private Credit and Alternative Income Digital Fund	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 418
Expense Example, with Redemption, 3 Years	$ 1,264